                                           UAM Funds
                                           Funds for the Informed Investor/sm/


C & B Equity Portfolio
for Taxable Investors
Semi-Annual Report                                              April 30, 2001

                                                                          UAM(R)

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
                                                          APRIL 30, 2001

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .......................................................   1

Statement of Net Assets ....................................................   3

Statement of Operations ....................................................   7

Statement of Changes in Net Assets .........................................   8

Financial Highlights .......................................................   9

Notes to Financial Statements ..............................................  10
--------------------------------------------------------------------------------

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS
--------------------------------------------------------------------------------

April 30, 2001

Dear Shareholder:

The following report provides a detailed description of the securities held and statement of operations for the C & B Equity Portfolio for Taxable Investors for the six months ended April 30, 2001.

For this period, the C & B Taxable Equity Investors outperformed its benchmark index, the S&P 500. Over this period, the C & B Equity Portfolio for Taxable Investors increased by 0.04% versus the S&P 500 being down (12.07)%. Given Cooke & Bieler's "high quality, low risk" approach, these results are consistent with the expectations of the Cooke & Bieler style outperforming in a "down" market.

As of April 30, 2001, common stocks represented 93% of the portfolio, with cash reserves being 7%.

The six months ended April 30, 2001 was attractive for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was negatively impacted by the technology sector. Cooke & Bieler has been cautious with technology stocks due to the high risk, extended valuations in this category.

Cooke & Bieler continues to employ an investment process that we believe is designed to produce above average, after tax, long-term results, with particularly strong relative results in flat and down markets. The strong fundamental characteristics of companies held in the C & B Equity Portfolio for Taxable Investors should help to provide this downside protection. These high quality characteristics, as compared to the S&P 500, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

Sincerely,

/s/ Samuel H. Ballam, III

Samuel H. Ballam, III

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS

--------------------------------------------------------------------------------

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

  A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                      Definition of the Comparative Index
                      -----------------------------------

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                             C & B EQUITY PORTFOLIO
                                                      FOR TAXABLE INVESTORS
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS -  93.2%

                                                             Shares         Value
                                                          -----------   ------------
AUTOMOTIVE -- 2.2%
     Snap-On .........................................        2,000      $    58,000
                                                                        ------------
BEAUTY PRODUCTS -- 3.7%
     Avon Products ...................................        2,300           97,336
                                                                        ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.0%
     True North Communications .......................        1,400           53,480
                                                                        ------------
BUILDING & CONSTRUCTION -- 2.4%
     Sherwin-Williams ................................        3,000           62,940
                                                                        ------------
CHEMICALS -- 1.6%
     Avery Dennison ..................................          730           40,931
                                                                        ------------
COMMUNICATIONS EQUIPMENT -- 1.6%
     Motorola ........................................        2,600           40,430
                                                                        ------------
COMPUTERS & SERVICES -- 4.7%
     Computer Sciences* ..............................        1,500           53,445
     International Business Machines .................          600           69,084
                                                                        ------------
                                                                             122,529
                                                                        ------------
CONSUMER NON-DURABLES -- 5.6%
     Energizer Holdings* .............................          833           19,842
     Nike, Cl B ......................................        3,000          125,430
                                                                        ------------
                                                                             145,272
                                                                        ------------
ENERGY -- 8.6%
     Exxon Mobil .....................................        1,200          106,320
     Royal Dutch Petroleum ...........................        2,000          119,060
                                                                        ------------
                                                                             225,380
                                                                        ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B EQUITY PORTFOLIO
                                                      FOR TAXABLE INVESTORS
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                                   Shares         Value
                                                                -----------   ------------
FINANCIAL SERVICES -- 4.1%
     MBIA ...............................................         2,250       $    107,663
                                                                             -------------
FOOD, BEVERAGE & TOBACCO -- 8.4%
     Anheuser-Busch .....................................         1,800             71,982
     PepsiAmericas ......................................         4,800             71,280
     Ralston Purina Group ...............................         2,500             75,975
                                                                              ------------
                                                                                   219,237
                                                                              ------------
INSURANCE -- 3.4%
     AON ................................................         2,700             89,748
                                                                              ------------
MACHINERY -- 3.3%
     Dover ..............................................         2,200             85,954
                                                                              ------------
MEDICAL PRODUCTS -- 6.3%
     Becton Dickinson ...................................         3,000             97,050
     Dentsply International .............................         1,700             66,606
                                                                              ------------
                                                                                   163,656
                                                                              ------------
MULTI-INDUSTRY -- 2.8%
     National Service Industries ........................         3,000             72,300
                                                                              ------------
OFFICE EQUIPMENT -- 3.3%
     Pitney Bowes .......................................         2,250             85,658
                                                                              ------------
OFFICE FURNITURE & FIXTURES -- 2.6%
     Steelcase, Cl A ....................................         5,500             68,145
                                                                              ------------
PHARMACEUTICALS -- 12.3%
     Abbott Laboratories ................................         1,680             77,918
     Bristol-Myers Squibb ...............................         1,200             67,200
     Merck ..............................................         1,600            121,552
     Schering-Plough ....................................         1,400             53,956
                                                                              ------------
                                                                                   320,626
                                                                              ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B EQUITY PORTFOLIO
                                                      FOR TAXABLE INVESTORS
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                                   Shares         Value
                                                                -----------   ------------
PRINTING & PUBLISHING -- 1.9%
     Harte-Hanks Communications ..........................          2,200       $   50,622
                                                                              ------------
PROFESSIONAL SERVICES -- 2.0%
     Servicemaster .......................................          4,800           52,464
                                                                              ------------
RESTAURANTS -- 3.4%
     Wendy's International ...............................          3,500           88,655
                                                                              ------------
RETAIL -- 2.7%
     Consolidated Stores* ................................          6,500           71,500
                                                                              ------------
SERVICES -- 4.3%
     Sysco ...............................................          4,000          112,480
                                                                              ------------
     TOTAL COMMON STOCKS
        (Cost $2,098,021) ................................                       2,435,006
                                                                              ------------

SHORT-TERM INVESTMENT -- 7.0%

                                                                    Face
                                                                   Amount
                                                                -----------

REPURCHASE AGREEMENT -- 7.0%
     Chase Securities, Inc. 4.30%, dated 04/30/01,
        due 05/01/01 to be repurchased at $183,022,
        collateralized by $180,265 of various
        U.S. Treasury Obligations valued at $188,909
        (Cost $183,000) ..................................       $183,000          183,000
                                                                              ------------
     TOTAL INVESTMENTS -- 100.2%
        (Cost $2,281,021)(a) .............................                       2,618,006
                                                                              ------------
     OTHER ASSETS AND LIABILITIES, NET -- (0.2%) .........                          (6,404)
                                                                              ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B EQUITY PORTFOLIO
                                                      FOR TAXABLE INVESTORS
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
                                                                                        Value
                                                                                    ------------
     Paid in Capital .....................................................            $2,178,936
     Undistributed Net Investment Income .................................                 1,139
     Accumulated Net Realized Gain .......................................                94,542
     Net Unrealized Appreciation .........................................               336,985
                                                                                    ------------
     TOTAL NET ASSETS -- 100.0% ..........................................            $2,611,602
                                                                                    ============
     Institutional Class Shares:
     Shares Issued and Outstanding

        (25,000,000 authorized -- $0.001 par value) ......................               186,976
     Net Asset Value, Offering and Redemption Price Per Share ............                $13.97
                                                                                          ======

  * Non-Income Producing Security
 Cl Class
(a) The cost for federal income tax purposes was $2,281,021. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $336,985. This consisted of aggregate gross unrealized appreciation for all securities of $449,038, and gross unrealized depreciation for all securities of $112,053.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     C & B EQUITY PORTFOLIO FOR TAXABLE
                                              INVESTORS FOR THE SIX MONTHS ENDED
                                              APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends ...........................................................           $   16,419
Interest ............................................................                7,494
                                                                                ----------
     Total Income ...................................................               23,913
                                                                                ----------
Expenses
Administrative Fees -- Note C .......................................               38,877
Printing Fees .......................................................                8,337
Investment Advisory Fees -- Note B ..................................                7,624
Audit Fees ..........................................................                5,654
Registration and Filing Fees ........................................                5,578
Directors' Fees -- Note E ...........................................                1,227
Custodian Fees ......................................................                  929
Legal ...............................................................                   80
Other Expenses ......................................................                3,130
                                                                                ----------
     Total Expenses: ................................................               71,436
Less:
Investment Advisory Fees Waived -- Note B ...........................               (7,624)
Expenses Assumed by the Investment Advisor ..........................              (51,516)
                                                                                ----------
     Net Expenses Before Expense Offset .............................               12,296
Expense Offset -- Note A ............................................                  (98)
                                                                                ----------
     Net Expenses After Expense Offset ..............................               12,198
                                                                                ----------
Net Investment Income ...............................................               11,715
                                                                                ----------
Net Realized Gain on Investments ....................................               94,555
Net Change in Unrealized Appreciation (Depreciation) on Investments .             (112,420)
                                                                                ----------
Net Loss on Investments .............................................              (17,865)
                                                                                ----------
Net Decrease in Net Assets Resulting from Operations ................           $   (6,150)
                                                                                ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six Months
                                                                    Ended
                                                                  April 30,     Year Ended
                                                                     2001       October 31,
                                                                 (Unaudited)        2000
                                                                 ------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ..................................      $     11,715   $     24,919
   Net Realized Gain ......................................            94,555        429,369
   Net Change in Unrealized Appreciation (Depreciation) ...          (112,420)       (10,423)
                                                                 ------------   ------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations ......................................            (6,150)       443,865
                                                                 ------------   ------------
Distributions:
   Net Investment Income ...................................          (12,723)       (24,971)
   Total Realized Loss .....................................         (204,097)            --
                                                                 ------------   ------------
Total Distributions ........................................         (216,820)       (24,971)
                                                                 ------------   ------------
Capital Share Transactions:
   Issued .................................................           496,290          2,000
   In Lieu of Cash Distributions ..........................            88,277          9,859
   Redemption Fees ........................................                --          1,250
   Redeemed ...............................................            (3,000)    (1,812,850)
                                                                 ------------   ------------
   Net Increase (Decrease) from Capital Share Transactions            581,567     (1,799,741)
                                                                 ------------   ------------
        Total Increase (Decrease) .........................           358,597     (1,380,847)
Net Assets:
   Beginning of Period ....................................         2,253,005      3,633,852
                                                                 ------------   ------------
   End of Period (including undistributed net investment
     income of $1,139 and $2,147, respectively)............      $  2,611,602   $  2,253,005
                                                                 ============   ============
Shares Issued and Redeemed:
   Shares Issued ..........................................            33,983            142
   In Lieu of Cash Distributions ..........................             6,268            729
   Shares Redeemed ........................................              (206)      (136,282)
                                                                 ------------   ------------
   Net Increase (Decrease) in Shares Outstanding ..........            40,045       (135,411)
                                                                 ============   ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                Six Months
                                                   Ended                                        February 12,
                                                 April 30,         Year Ended October 31,        1997*** to
                                                    2001        -----------------------------    October 31,
                                                (Unaudited)      2000       1999       1998         1997
                                                -----------     -------    -------    -------    ------------
Net Asset Value,
     Beginning of Period ...................         $15.33      $12.87     $12.23     $11.45     $10.00
                                                    -------     -------    -------    -------    -------
Income from Investment
Operations:
     Net Investment Income .................           0.07        0.15       0.12       0.14       0.11
     Net Realized and
     Unrealized Gain (Loss) ................          (0.06)       2.45       0.64       0.79@      1.44
                                                    -------     -------    -------    -------    -------
     Total from Investment
        Operations .........................           0.01        2.60       0.76       0.93       1.55
                                                    -------     -------    -------    -------    -------
Distributions:
     Net Investment Income .................          (0.07)      (0.14)     (0.12)     (0.15)     (0.10)
     Net Realized Gain .....................          (1.30)         --         --         --         --
                                                    -------     -------    -------    -------    -------
     Total Distributions ...................          (1.37)      (0.14)     (0.12)     (0.15)     (0.10)
                                                    -------     -------    -------    -------    -------
Net Asset Value, End of Period .............         $13.97      $15.33     $12.87     $12.23     $11.45
                                                    =======     =======    =======    =======    =======
Total Return+ ..............................           0.04%**    20.32%      6.23%      8.16%     15.54%**
                                                    =======     =======    =======    =======    =======
Ratios and Supplemental Data
Net Assets, End of Period
     (Thousands) ...........................         $2,612      $2,253     $3,634     $3,492      $ 993
Ratio of Expenses to
     Average Net Assets ....................           1.01%*      1.00%      1.00%      1.01%      1.00%*
Ratio of Net Investment Income
     to Average Net Assets .................           0.96%*      0.96%      0.96%      1.24%      1.57%*
Portfolio Turnover Rate ....................              7%          9%        20%        49%         3%

  * Annualized
 ** Not annualized
*** Commencement of Operations
  + Total Return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
  @ The amount shown for the year ended October 31, 1998 for a share outstanding throughout the year does not agree with the amount of aggregate net losses on investments for the year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Equity Portfolio for Taxable Investors (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2001, the UAM Funds were comprised of 40 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term, after tax total return consistent with minimizing risk to principal.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

         2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS

--------------------------------------------------------------------------------

     obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

          Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

          6. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS

--------------------------------------------------------------------------------

     Portfolio does not expect any material impact on results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual plc., which gained control of United Asset Management Corporation ("UAM") on September 26, 2000.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio, under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI") a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc., ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio paid UAMFSI 0.093% per annum of the average daily net assets of the Portfolio, an annual base fee of no more than $72,500, and a fee based on the number of active shareholder accounts.

     For the five months ended March 31, 2001, UAMFSI was paid $32,427, of which $14,782 was paid to SEI for their services, $5,507 to DST for their services, and $3,638 to UAMSSC for their services.

     Effective April 1, 2001, SEI (the "Administrator") was appointed as the Administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

     Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the portfolio and an annual base fee of $54,500. For the one month ended April 30, 2001, the Administrator was paid $4,633.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS

--------------------------------------------------------------------------------

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Purchases and Sales: For the six months ended April 30, 2001, the Portfolio made purchases of $467,094 and sales of $160,663 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     G. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2001, the Portfolio had no borrowings under the agreement.

     H. Other: At April 30, 2001, 63% of total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

     The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 1 year in the Portfolio. For the six months ended April 30, 2001, there were no redemption fees retained.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          FOR TAXABLE INVESTORS

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Officers and Directors

James F. Orr, III                      Linda T. Gibson, Esq.
Vice President and Secretary           Vice President and Secretary

John T. Bennett, Jr.                   Sherry Kajdan Vetterlein
Director                               Vice President and Secretary

Nancy J. Dunn                          Christopher Salfi
Director                               Treasurer

Philip D. English                      Molly S. Mugler
Director                               Assistant Secretary

William A. Humenuk
Director

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.